SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common stock subject to possible redemption reflected on the balance sheet (Details) - USD ($)			12 Months Ended
	Jan. 06, 2023	Jan. 14, 2022	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 116,150,000
Less:
Redemption	$ 109,436,586
Plus:
Shares subject to possible redemption		11,500,000
Common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds				$ 115,000,000
Less:
Proceeds allocated to Public Warrants				(3,565,000)
Issuance costs allocated to Public Shares				(997,733)
Redemption			$ (114,329,594)
Plus:
Accretion of carrying value to redemption value			337,983	6,862,708
Common stock subject to possible redemption			$ 3,308,364	$ 117,299,975